Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total [Member]
Product revenue	$ 145,547	$ 0	$ 4,092,050	$ 2,907,085	$ 7,419,982	$ 11,044,555
License revenue	2,060,949	1,837,515	1,091,094	0	545,547	0
Demonstrations & Consulting revenue	27,000	39,335	61,310	81,892	148,553	278,991
Equipment revenue	37,200	6,652	52,880	11,201	44,366	93,481
Total	2,270,696	1,883,502	5,297,334	3,000,178	8,158,448	11,417,027
United States [Member]
Product revenue	2,060,949	1,809,115	4,092,050	2,793,485	7,306,382	10,746,715
License revenue	145,547	0	1,091,094	0	545,547	0
Demonstrations & Consulting revenue	27,000	39,335	61,310	81,892	148,553	183,448
Equipment revenue	37,200	2,895	52,880	7,444	38,000	93,481
Total	2,270,696	1,851,345	5,297,334	2,882,821	8,038,482	11,023,644
International [Member]
Product revenue	0	28,400	0	113,600	113,600	297,840
License revenue	0		0		0	0
Demonstrations & Consulting revenue	0	0	0	0	0	95,543
Equipment revenue	0	3,757	0	3,757	6,366	0
Total	$ 0	$ 32,157	$ 0	$ 117,357	$ 119,966	$ 393,383